Investments in Marketable Securities Available-for sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sales	$ 25,043	$ 25,834	$ 33,443
Gross realized gains	35	420	326
Gross realized losses	$ (32)	$ (70)	$ (30)